Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The information in the note below has been updated to reflect the retrospective accounting change described in Note 1.

	Three months ended
	December 31,		September 30,		June 30,		March 31,
Millions of dollars, except per share data	2020(4)	2019(3)	2020	2019(2)	2020	2019	2020	2019
Net sales	$5,798	$5,382	$5,291	$5,091	$4,042	$5,186	$4,325	$4,760
Cost of products sold	4,432	4,353	4,143	4,352	3,417	4,256	3,622	3,947
Gross margin	1,366	1,029	1,148	739	625	930	703	813
Operating profit (loss)	718	405	563	691	71	189	263	264
Interest and sundry (income) expense	17	54	(22)	(29)	(15)	(63)	(1)	(130)
Net earnings (loss)	503	273	393	363	20	71	149	475
Net earnings (loss) available to Whirlpool	499	273	392	357	30	66	154	472

Per share of common stock:(1)
Basic net earnings (loss)	$7.93	$4.33	$6.27	$5.60	$0.47	$1.02	$2.46	$7.37
Diluted net earnings (loss)	7.80	4.29	6.19	5.55	0.47	1.02	2.45	7.32
Dividends	1.25	1.20	1.20	1.20	1.20	1.20	1.20	1.15
(1)The quarterly earnings per share amounts will not necessarily add to the earnings per share computed for the year due to the method used in calculating per share data.
(2)The operating profit and net earnings for the three months ended September 30, 2019 includes a gain on sale and disposal of businesses of $437 million, a $180 million gain related to Brazil indirect tax credits and a $105 million charge related to product warranty expense on EMEA- produced washers. See Note 8, Note 11, Note 14 and Note 17 to the Consolidated Financial Statements for additional information.
(3)The gross margin for the three months ended December 31, 2019 includes a gain of $95 million related to a sale and leaseback transaction. See Note 1 to the Consolidated Financial Statements for additional information.
(4)The gross margin for the three months ended December 31, 2020 includes a gain of $113 million related to a sale and leaseback transaction. See Note 1 to the Consolidated Financial Statements for additional information.